Note 5 - Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Bottom of range [member]
Statement Line Items [Line Items]
Right of use assets, useful life	3 years
Top of range [member]
Statement Line Items [Line Items]
Right of use assets, useful life	6 years
Buildings [member] | Bottom of range [member]
Statement Line Items [Line Items]
Property, plant, and equipment, useful life	10 years	10 years	10 years
Buildings [member] | Top of range [member]
Statement Line Items [Line Items]
Property, plant, and equipment, useful life	15 years	15 years	15 years
Machinery [member]
Statement Line Items [Line Items]
Property, plant, and equipment, useful life	10 years	10 years	10 years
Fixtures and fittings [member] | Bottom of range [member]
Statement Line Items [Line Items]
Property, plant, and equipment, useful life	4 years	4 years	4 years
Fixtures and fittings [member] | Top of range [member]
Statement Line Items [Line Items]
Property, plant, and equipment, useful life	10 years	10 years	10 years
Motor vehicles [member]
Statement Line Items [Line Items]
Property, plant, and equipment, useful life	4 years	4 years	4 years